DISCONTINUED OPERATIONS - Results of operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
DISPOSAL OF SUBSIDIARIES
Loss from discontinued operations	¥ (1,956)	¥ (286,086)
NFT business group | Discontinued Operations, Held-for-Sale or Disposed of by Sale [Member]
DISPOSAL OF SUBSIDIARIES
Revenues	26	10,034
Cost of sales	(278)	(29,296)
Sales and marketing		(115,090)
General and administrative	(1,106)	(16,339)
Impairment on advance and other assets	(607)	(135,568)
Loss from operations	(1,965)	(286,259)
Interest income		127
Foreign currency exchange loss	(4)	(9)
Other (expenses) income, net	13	54
Loss from discontinued operations	¥ (1,956)	¥ (286,087)